Share Capital and Share Premium Account - Additional Information (Detail)	Dec. 31, 2021 shares
Employee share ownership plan [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	23,205,289
Treasury shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	355,205,950
Free issue [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	5,008,603,820